State Street Institutional Investment Trust

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

May 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that, except as provided below, the Prospectuses and Statement of Information for the Trust, dated May 1, 2017, do not differ from those contained in the Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2017 (Accession #0001193125-17-148785).

The Prospectuses and the Statements of Additional Information pertaining to the Funds listed in Exhibit A hereto have been filed separately pursuant to Rule 497(c) under the 1933 Act.

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary

EXHIBIT A

Prospectus

STATE STREET STRATEGIC REAL RETURN FUND

STATE STREET EQUITY 500 INDEX FUND

STATE STREET AGGREGATE BOND INDEX FUND

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

Prospectus

STATE STREET DISCIPLINED U.S. EQUITY FUND

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

Prospectus

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND

Prospectus

STATE STREET STRATEGIC REAL RETURN PORTFOLIO

STATE STREET EQUITY 500 INDEX II PORTFOLIO

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

Prospectus

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

STATE STREET U.S. VALUE SPOTLIGHT FUND

Prospectus

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

Prospectus

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

SERVICE CLASS

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

SERVICE CLASS

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

SERVICE CLASS

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

SERVICE CLASS

Prospectus

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

TRUST CLASS

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

TRUST CLASS

Prospectus

STATE STREET 60 DAY MONEY MARKET FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET CASH RESERVES FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET CONSERVATIVE INCOME FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET CURRENT YIELD FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET INSTITUTIONAL LIQUID ASSETS FUND

INSTITUTIONAL CLASS, ADMINISTRATION CLASS, INVESTMENT CLASS, INVESTOR CLASS AND PREMIER CLASS

STATE STREET ULTRA SHORT TERM BOND FUND

INSTITUTIONAL CLASS AND INVESTMENT CLASS

Prospectus

STATE STREET 60 DAY MONEY MARKET PORTFOLIO

STATE STREET CASH RESERVES PORTFOLIO

STATE STREET CONSERVATIVE INCOME PORTFOLIO

STATE STREET CURRENT YIELD PORTFOLIO

STATE STREET INSTITUTIONAL LIQUID ASSETS PORTFOLIO

STATE STREET ULTRA SHORT TERM BOND PORTFOLIO

Statement of Additional Information

STATE STREET EQUITY 500 INDEX FUND

STATE STREET AGGREGATE BOND INDEX FUND

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

STATE STREET SMALL CAP EMERGING MARKETS EQUITY FUND

STATE STREET STRATEGIC REAL RETURN FUND

STATE STREET TARGET RETIREMENT 2015 FUND

STATE STREET TARGET RETIREMENT 2020 FUND

STATE STREET TARGET RETIREMENT 2025 FUND

STATE STREET TARGET RETIREMENT 2030 FUND

STATE STREET TARGET RETIREMENT 2035 FUND

STATE STREET TARGET RETIREMENT 2040 FUND

STATE STREET TARGET RETIREMENT 2045 FUND

STATE STREET TARGET RETIREMENT 2050 FUND

STATE STREET TARGET RETIREMENT 2055 FUND

STATE STREET TARGET RETIREMENT 2060 FUND

STATE STREET TARGET RETIREMENT FUND

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATE STREET DISCIPLINED U.S. EQUITY FUND

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

STATE STREET U.S. VALUE SPOTLIGHT FUND

Statement of Additional Information

STATE STREET EQUITY 500 INDEX II PORTFOLIO

STATE STREET STRATEGIC REAL RETURN PORTFOLIO

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

STATE STREET 60 DAY MONEY MARKET PORTFOLIO

STATE STREET CASH RESERVES PORTFOLIO

STATE STREET INSTITUTIONAL LIQUID ASSETS PORTFOLIO

STATE STREET CURRENT YIELD PORTFOLIO

STATE STREET CONSERVATIVE INCOME PORTFOLIO

STATE STREET ULTRA SHORT BOND PORTFOLIO